Note 6 - Disclosures to the Statement of Income and Loss - Unused Tax Losses for which No Deferred Tax Assets Recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Potential tax benefit at a total tax rate of 32.98%	€ 36,858	€ 16,885
Corporate tax [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	111,950	51,316
Trade tax [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	€ 111,565	€ 51,083